Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Feb. 15, 2026
Schedule of Trade and Other Receivables [Line Items]
Other receivables				$ 1,200,000
Total trade and other receivables		$ 36,597,297	$ 29,512,675
Trade receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
- Third parties		11,177,028	9,494,364
- Related parties
Gross trade receivables		11,177,028	9,494,364
Less: Provision for allowance for expected credit losses - trade receivables		(5,428,330)	(4,548,696)
Net trade receivables		5,748,698	4,945,668
Other receivables		20,278,581	21,420,605
Less: Provision for allowance for expected credit losses - other receivables		(2,311,190)	(2,573,502)
Gross other receivables		17,967,391	18,847,103
Deposits		3,198,324	281,671
Prepayments		9,682,884	5,438,233
Gross other receivables		30,848,599	24,567,007
Total trade and other receivables		36,597,297	29,512,675
At beginning of the year		4,548,696	469,101
Additions		1,840,510	5,155,117
Write off / Reversal		(960,876)	(60,807)
Disposal of subsidiaries			(637,425)
Currency realignment			(377,290)
At end of the year		5,428,330	4,548,696
At beginning of the year		2,573,502	366,408
Additions		202,345	2,866,997
Write off / Reversal		(464,657)	(265,921)
Disposal of subsidiaries			(317,633)
Currency realignment			(76,349)
At end of the year		2,311,190	2,573,502
Not past due		2,011,021	1,161,427
Past due	[1]	9,166,007	8,332,937
Less: Provision for allowance for expected credit losses		(5,428,330)	(4,548,696)
Total due		$ 5,748,698	$ 4,945,668

[1]	Aging of receivables that are past due the average credit period: